SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BlackRock MuniYield Michigan Quality Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(888) 825-2257

under the

Investment Company Act of 1940

Investment Company Act File No. 811-07080

_________________

1.	Title of the class of securities of BlackRock MuniYield Michigan Quality Fund, Inc. (the "Fund") to be redeemed:

Auction Market Preferred Stock, liquidation preference $25,000 per share, as identified by series and CUSIP in Annex A hereto (the "Shares").

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the "Redemption Date").

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 4(a)(i) of the Fund's Articles Supplementary.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund will redeem all of its outstanding Shares.  See Annex A for information concerning the number of Shares of each series and the aggregate principal amount of Shares of each series to be redeemed.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 25th day of April, 2011.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.

By:	/s/ Neal J. Andrews
Name: Neal J. Andrews
Title: Chief Financial Officer

Annex A

Series	CUSIP	Redemption Date	Total Shares to be Redeemed	Aggregate Principal Amount to be Redeemed
C7	09254V402	May 12, 2011	1,403	$35,075,000
B7	09254V303	May 16, 2011	1,753	$43,825,000
D7	09254V501	May 17, 2011	877	$21,925,000
A7	09254V204	May 18, 2011	1,753	$43,825,000